Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Group has operating leases for office spaces. As of June 30, 2026 and 2025, there were approximately $153,052 and $255,389 right of use (“ROU”) assets and approximately $172,506 and $273,814 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Group’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Prime Lending Rate 5% p.a. (2025: 5.625% p.a.) was the most indicative rate of the Group’s borrowing cost for the calculation of the present value of the lease payments; the rates used by the Group were ranged from 5% to 5.625% (2025: 5.625%).

As of June 30, 2026 and 2025, lease liabilities consist of the following:

	As of year ended June 30,
	2026	2025
Operating lease liabilities – current portion	$142,155	$126,227
Operating lease liabilities – non-current portion	30,351	147,587
Total	$172,506	$273,814

During the years ended June 30, 2026 and 2025, the Group incurred total operating lease expenses of $143,177, and $133,496 respectively.

Other lease information is as follows:

	As of year ended June 30,
	2026	2025
Weighted-average remaining lease term – operating leases	1.2 years	2.2 years
Weighted-average discount rate – operating leases	5.568%	5.625%

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

June 30, 2026
Year ending June 30, 2027	$148,040
Thereafter	30,636
Total undiscounted lease obligations	178,676
Less: imputed interest	(6,170)
Lease liabilities recognized in the consolidated balance sheet	$172,506